Schedule of Investments (unaudited) November 30, 2019	iShares® MSCI World ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 2.4%
AGL Energy Ltd.	16,321	$225,317
APA Group	31,101	231,404
Aristocrat Leisure Ltd.	13,128	301,202
ASX Ltd.	5,003	276,509
Aurizon Holdings Ltd.	44,429	173,699
Australia & New Zealand Banking Group Ltd.	49,429	830,495
Bendigo & Adelaide Bank Ltd.	13,908	94,356
BHP Group Ltd.	53,698	1,388,564
BHP Group PLC	40,869	903,976
BlueScope Steel Ltd.	12,850	126,465
Brambles Ltd.	31,095	263,960
Cochlear Ltd.	1,759	278,398
Coles Group Ltd.	22,558	248,099
Commonwealth Bank of Australia	32,746	1,790,114
Computershare Ltd.	14,204	170,342
Crown Resorts Ltd.	9,580	83,656
CSL Ltd.	8,647	1,658,027
Dexus	26,861	222,204
Fortescue Metals Group Ltd.	33,392	219,765
Goodman Group	44,681	447,893
GPT Group (The)	61,869	257,366
Incitec Pivot Ltd.	50,941	111,294
Insurance Australia Group Ltd.	47,145	251,603
James Hardie Industries PLC	12,337	241,664
Lendlease Group	23,192	302,917
Macquarie Group Ltd.	5,934	554,099
Medibank Pvt Ltd.	62,374	137,539
Mirvac Group	125,488	286,046
National Australia Bank Ltd.	48,185	843,816
Newcrest Mining Ltd.	17,329	360,548
Oil Search Ltd.	33,090	166,523
Orica Ltd.	9,580	154,092
Origin Energy Ltd.	42,669	251,093
QBE Insurance Group Ltd.	26,590	228,056
Ramsay Health Care Ltd.	3,404	168,034
Rio Tinto Ltd.	4,883	320,047
Santos Ltd.	40,358	222,480
Scentre Group	100,324	267,365
Sonic Healthcare Ltd.	11,321	230,645
South32 Ltd.	104,938	191,646
Stockland	56,986	194,654
Suncorp Group Ltd.	21,790	197,205
Sydney Airport	24,347	151,179
Tabcorp Holdings Ltd.	46,070	149,265
Telstra Corp. Ltd.	71,821	187,518
Transurban Group	57,023	592,055
Treasury Wine Estates Ltd.	19,635	248,357
Vicinity Centres	83,035	150,522
Wesfarmers Ltd.	19,328	553,923
Westpac Banking Corp.	62,822	1,041,924
Woodside Petroleum Ltd.	15,938	372,034
Woolworths Group Ltd.	24,190	650,558

		19,970,512

Austria — 0.1%
ANDRITZ AG	2,413	94,184
Erste Group Bank AG	6,825	244,571
OMV AG	4,156	237,094

Security	Shares	Value

Austria (continued)
Raiffeisen Bank International AG	3,300	$77,538

		653,387

Belgium — 0.4%
Ageas	5,168	310,440
Anheuser-Busch InBev SA/NV	13,484	1,068,525
Colruyt SA	1,390	72,033
Galapagos NV(a)	1,032	203,510
Groupe Bruxelles Lambert SA	2,437	247,476
KBC Group NV	4,080	297,538
Proximus SADP	4,244	128,123
Solvay SA	1,412	161,915
UCB SA	2,900	235,211
Umicore SA	7,583	325,912

		3,050,683

Canada — 3.4%
Agnico Eagle Mines Ltd.	6,075	360,955
Alimentation Couche-Tard Inc., Class B	17,170	561,798
Bank of Montreal	11,916	917,036
Bank of Nova Scotia (The)	22,202	1,252,639
Barrick Gold Corp.	41,026	685,079
Bausch Health Companies Inc.(a)	4,988	140,900
BCE Inc.	1,748	84,146
BlackBerry Ltd.(a)	18,516	102,181
Bombardier Inc., Class B(a)	46,724	69,299
Brookfield Asset Management Inc., Class A	16,232	939,152
Cameco Corp.	10,901	99,305
Canadian Imperial Bank of Commerce	8,433	733,050
Canadian National Railway Co.	14,496	1,316,290
Canadian Natural Resources Ltd.	23,315	651,398
Canadian Pacific Railway Ltd.	2,816	666,914
Canadian Tire Corp. Ltd., Class A, NVS	1,825	212,638
Canadian Utilities Ltd., Class A, NVS	7,800	229,376
Canopy Growth Corp.(a)(b)	4,422	81,599
CGI Inc.(a)	5,000	414,342
CI Financial Corp.	10,063	158,493
Constellation Software Inc./Canada	481	514,229
Dollarama Inc.	6,808	249,050
Emera Inc.	4,522	185,953
Enbridge Inc.	37,731	1,428,849
Fairfax Financial Holdings Ltd.	566	255,679
First Quantum Minerals Ltd.	14,743	134,860
Fortis Inc./Canada	9,940	389,443
Franco-Nevada Corp.	3,824	376,196
George Weston Ltd.	3,046	247,762
Gildan Activewear Inc.	5,764	169,242
Great-West Lifeco Inc.	5,000	125,918
Husky Energy Inc.	10,127	73,727
IGM Financial Inc.	4,011	115,355
Imperial Oil Ltd.	6,321	158,281
Intact Financial Corp.	2,648	273,063
Inter Pipeline Ltd.	14,126	233,971
Kirkland Lake Gold Ltd.	3,354	140,877
Loblaw Companies Ltd.	3,214	173,252
Magna International Inc.	6,055	333,601
Manulife Financial Corp.	35,017	688,872
Metro Inc.	7,497	328,384
National Bank of Canada	7,758	415,571
Nutrien Ltd.	12,127	572,455
Onex Corp.	3,756	223,677

Schedule of Investments (unaudited) (continued) November 30, 2019	iShares® MSCI World ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Canada (continued)
Open Text Corp.	6,153	$267,892
Pembina Pipeline Corp.	11,188	390,664
Power Corp. of Canada	6,825	165,660
Power Financial Corp.	4,832	118,158
PrairieSky Royalty Ltd.	9,784	100,915
Restaurant Brands International Inc.	4,916	322,996
RioCan REIT	17,053	348,442
Rogers Communications Inc., Class B, NVS	7,665	371,752
Royal Bank of Canada	25,593	2,095,032
Saputo Inc.	6,993	211,383
Shaw Communications Inc., Class B, NVS	10,958	226,461
Shopify Inc., Class A(a)	2,068	693,537
Sun Life Financial Inc.	10,423	475,617
Suncor Energy Inc.	30,111	939,205
TC Energy Corp.	17,090	864,632
Teck Resources Ltd., Class B	9,675	151,508
TELUS Corp.	8,368	315,946
Thomson Reuters Corp.	4,053	283,413
Toronto-Dominion Bank (The)	34,420	1,984,738
Waste Connections Inc.	6,123	554,438
Wheaton Precious Metals Corp.	9,068	249,187

		28,616,433

Denmark — 0.6%
AP Moller — Maersk A/S, Class A	238	309,248
Carlsberg A/S, Class B	2,543	366,117
Coloplast A/S, Class B	3,152	372,673
Demant A/S(a)	4,308	131,915
DSV PANALPINA A/S	5,141	560,196
Genmab A/S(a)	1,441	335,987
Novo Nordisk A/S, Class B	35,618	2,003,657
Novozymes A/S, Class B	5,733	274,112
Orsted A/S(c)	1,462	134,843
Vestas Wind Systems A/S	4,172	397,351

		4,886,099

Finland — 0.4%
Elisa OYJ	4,496	240,478
Fortum OYJ	9,863	232,615
Kone OYJ, Class B	6,657	417,059
Metso OYJ	3,842	147,419
Neste OYJ	8,859	299,680
Nokia OYJ	102,343	362,397
Nordea Bank Abp	54,968	389,513
Nordea Bank Abp, New	561	3,979
Sampo OYJ, Class A	6,993	282,975
Stora Enso OYJ, Class R	19,098	256,901
UPM-Kymmene OYJ	13,424	448,776
Wartsila OYJ Abp	10,794	108,732

		3,190,524

France — 3.8%
Accor SA	4,328	185,299
Air Liquide SA	9,009	1,222,296
Airbus SE	10,817	1,591,039
Alstom SA	6,974	304,352
Atos SE	2,817	239,412
AXA SA	36,975	1,006,782
BNP Paribas SA	21,447	1,205,311
Bollore SA	39,597	169,399
Bouygues SA	6,637	271,350
Bureau Veritas SA	6,826	178,826

Security	Shares	Value

France (continued)
Capgemini SE	3,152	$373,084
Carrefour SA	12,497	206,412
Cie. de Saint-Gobain	11,801	478,183
Cie. Generale des Etablissements Michelin SCA	3,572	428,901
Credit Agricole SA	22,372	306,245
Danone SA	11,612	956,670
Dassault Systemes SE	2,642	416,569
Edenred	5,733	284,770
Electricite de France SA	13,503	138,820
Engie SA	31,865	504,529
EssilorLuxottica SA	6,135	953,788
Eutelsat Communications SA	5,423	89,033
Getlink SE	15,759	266,025
Hermes International	664	497,846
Iliad SA	636	81,030
Ingenico Group SA	1,578	168,527
Ipsen SA	1,143	129,178
Kering SA	1,526	919,860
Klepierre SA	5,696	204,553
Legrand SA	5,733	453,104
L’Oreal SA	4,750	1,354,903
LVMH Moet Hennessy Louis Vuitton SE	5,286	2,373,885
Orange SA	34,849	576,368
Pernod Ricard SA	3,905	717,753
Peugeot SA	10,851	262,258
Publicis Groupe SA	4,249	187,117
Renault SA	3,586	171,818
Safran SA	6,240	1,021,369
Sanofi	21,086	1,964,809
Schneider Electric SE	9,935	959,600
SCOR SE	3,656	157,173
SES SA	7,833	104,029
Societe Generale SA	14,160	445,902
Sodexo SA(b)	2,077	242,293
STMicroelectronics NV	15,249	374,942
Suez	10,945	162,133
Teleperformance	1,399	331,646
Thales SA	2,648	259,618
TOTAL SA	45,101	2,369,060
Ubisoft Entertainment SA(a)	2,301	139,793
Unibail-Rodamco-Westfield	2,204	344,836
Unibail-Rodamco-Westfield, New	510	79,794
Valeo SA	5,255	207,199
Veolia Environnement SA	10,857	278,204
Vinci SA	9,328	1,018,015
Vivendi SA	21,186	582,123
Worldline SA/France(a)(c)	3,622	234,625

		31,152,458

Germany — 2.7%
1&1 Drillisch AG	269	7,124
adidas AG	3,488	1,087,420
Allianz SE, Registered	7,917	1,897,310
BASF SE	17,301	1,301,371
Bayer AG, Registered	17,757	1,345,069
Bayerische Motoren Werke AG	5,736	463,587
Beiersdorf AG	3,616	422,024
Brenntag AG	4,496	239,982
Commerzbank AG	23,695	137,450
Continental AG	2,011	262,975
Daimler AG, Registered	16,278	918,944

Schedule of Investments (unaudited) (continued) November 30, 2019	iShares® MSCI World ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Germany (continued)
Deutsche Bank AG, Registered	39,848	$287,520
Deutsche Boerse AG	4,137	635,183
Deutsche Lufthansa AG, Registered	5,972	113,389
Deutsche Post AG, Registered	19,093	712,398
Deutsche Telekom AG, Registered	60,031	1,008,474
Deutsche Wohnen SE	6,642	259,617
E.ON SE	44,306	463,995
Fresenius Medical Care AG & Co. KGaA	4,580	336,122
Fresenius SE & Co. KGaA	8,258	451,986
GEA Group AG	4,328	139,201
Hannover Rueck SE	1,317	244,683
HeidelbergCement AG	3,320	245,629
Henkel AG & Co. KGaA	2,413	233,598
Infineon Technologies AG	24,059	514,314
LANXESS AG	3,068	204,658
Merck KGaA	3,068	358,574
MTU Aero Engines AG	1,124	304,749
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered	2,732	785,006
Puma SE	3,015	226,720
QIAGEN NV(a)	9,340	400,191
RWE AG	12,581	373,291
SAP SE	19,288	2,626,043
Siemens AG, Registered	13,824	1,785,184
Symrise AG	2,642	256,467
thyssenkrupp AG(b)	9,244	115,990
TUI AG	11,153	153,425
United Internet AG, Registered(d)	2,932	99,409
Vonovia SE	12,193	635,767
Wirecard AG(b)	2,343	309,490
Zalando SE(a)(c)	4,851	209,135

		22,573,464

Hong Kong — 1.1%
AIA Group Ltd.	230,600	2,309,609
ASM Pacific Technology Ltd.	17,200	224,565
Bank of East Asia Ltd. (The)(b)	79,800	180,035
BeiGene Ltd., ADR(a)	602	122,381
BOC Hong Kong Holdings Ltd.	87,500	297,340
CK Asset Holdings Ltd.	43,000	285,925
CK Hutchison Holdings Ltd.	43,000	390,572
CLP Holdings Ltd.	43,500	448,462
Galaxy Entertainment Group Ltd.	39,000	255,092
Hang Seng Bank Ltd.	18,000	367,002
Hong Kong & China Gas Co. Ltd.	261,590	498,601
Hong Kong Exchanges & Clearing Ltd.	17,900	565,281
Jardine Matheson Holdings Ltd.(b)	8,600	483,492
Link REIT	43,500	444,572
Melco Resorts & Entertainment Ltd., ADR	15,541	330,713
MTR Corp. Ltd.	66,000	370,145
New World Development Co. Ltd.	153,333	200,193
Sands China Ltd.	54,800	259,027
Sun Hung Kai Properties Ltd.	50,500	734,815
Techtronic Industries Co. Ltd.	26,000	195,471
WH Group Ltd.(c)	247,500	254,211
Wynn Macau Ltd.	110,800	243,745

		9,461,249

Ireland — 0.5%
AIB Group PLC	18,150	59,436
Bank of Ireland Group PLC	29,445	148,045

Security	Shares	Value

Ireland (continued)
CRH PLC(a)	16,782	$642,638
Flutter Entertainment PLC	1,986	227,736
Kerry Group PLC, Class A	4,421	567,403
Linde PLC	10,538	2,173,041
Smurfit Kappa Group PLC	6,281	222,999

		4,041,298

Israel — 0.2%
Bank Hapoalim BM	51,473	415,777
Check Point Software Technologies Ltd.(a)(b)	2,409	283,973
Nice Ltd.(a)	2,987	453,632
Teva Pharmaceutical Industries Ltd., ADR(a)	23,533	245,214
Wix.com Ltd.(a)	1,376	166,345

		1,564,941

Italy — 0.8%
Assicurazioni Generali SpA	21,825	445,911
Atlantia SpA	11,696	259,468
CNH Industrial NV	23,581	252,932
Enel SpA	150,433	1,137,187
Eni SpA	45,605	689,596
Ferrari NV	2,549	431,135
Fiat Chrysler Automobiles NV	21,356	316,002
FinecoBank Banca Fineco SpA	9,254	114,891
Intesa Sanpaolo SpA	295,349	749,162
Leonardo SpA	3,996	46,770
Mediobanca Banca di Credito Finanziario SpA	16,984	190,075
Snam SpA	67,090	333,768
Telecom Italia SpA/Milano(a)	590,924	370,212
Tenaris SA	12,516	133,199
Terna Rete Elettrica Nazionale SpA	65,114	418,563
UniCredit SpA	37,378	517,718

		6,406,589

Japan — 8.2%
Aeon Co. Ltd.	14,900	303,823
Aisin Seiki Co. Ltd.	10,600	400,731
Ajinomoto Co. Inc.	23,900	398,079
Alfresa Holdings Corp.	2,600	53,681
Alps Alpine Co. Ltd.	8,600	194,052
ANA Holdings Inc.	8,600	292,687
Asahi Group Holdings Ltd.	8,600	413,548
Asahi Kasei Corp.	28,900	324,469
Astellas Pharma Inc.	39,300	670,192
Bridgestone Corp.	8,600	343,576
Canon Inc.	23,800	658,515
Casio Computer Co. Ltd.	13,400	255,372
Central Japan Railway Co.	2,200	443,877
Chubu Electric Power Co. Inc.	23,900	333,042
Chugai Pharmaceutical Co. Ltd.	4,700	410,215
Chugoku Electric Power Co. Inc. (The)	23,900	315,800
Coca-Cola Bottlers Japan Holdings Inc.	9,300	223,265
Concordia Financial Group Ltd.	48,000	194,612
Daifuku Co. Ltd.	1,000	58,168
Dai-ichi Life Holdings Inc.	26,100	420,184
Daiichi Sankyo Co. Ltd.	8,600	538,884
Daikin Industries Ltd.	4,500	646,996
Daito Trust Construction Co. Ltd.	1,100	134,449
Daiwa House Industry Co. Ltd.	15,400	470,958
Denso Corp.	8,700	388,326
Dentsu Inc.	3,300	119,633
East Japan Railway Co.	8,600	790,814

Schedule of Investments (unaudited) (continued) November 30, 2019	iShares® MSCI World ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Eisai Co. Ltd.	3,900	$288,823
FANUC Corp.	2,700	515,419
Fast Retailing Co. Ltd.	1,100	669,884
Fuji Electric Co. Ltd.	1,900	58,470
FUJIFILM Holdings Corp.	8,700	410,888
Fujitsu Ltd.	4,000	363,474
Hakuhodo DY Holdings Inc.	15,400	248,768
Hamamatsu Photonics KK	8,600	348,288
Hikari Tsushin Inc.	300	69,911
Hitachi Ltd.	17,200	675,372
Honda Motor Co. Ltd.	34,400	963,426
Hoya Corp.	8,700	793,654
Hulic Co. Ltd.	24,000	269,784
Idemitsu Kosan Co. Ltd.	2,900	79,127
Iida Group Holdings Co. Ltd.	17,300	307,264
Inpex Corp.	25,800	251,851
ITOCHU Corp.	30,800	671,632
Japan Airlines Co. Ltd.	10,500	326,189
Japan Exchange Group Inc.	24,000	407,853
Japan Retail Fund Investment Corp.	154	350,582
Japan Tobacco Inc.	23,800	542,134
JFE Holdings Inc.	13,800	175,792
JGC Holdings Corp.	9,900	143,831
JTEKT Corp.	25,900	321,651
JXTG Holdings Inc.	90,500	402,130
Kansai Electric Power Co. Inc. (The)	18,000	205,132
Kao Corp.	8,600	676,314
KDDI Corp.	34,400	986,043
Keyence Corp.	3,400	1,162,414
Kikkoman Corp.	2,300	115,515
Kirin Holdings Co. Ltd.	17,200	380,564
Komatsu Ltd.	17,200	403,181
Konami Holdings Corp.	1,500	66,021
Konica Minolta Inc.	17,800	116,543
Kose Corp.	500	79,582
Kubota Corp.	22,000	339,211
Kuraray Co. Ltd.	18,300	221,084
Kyocera Corp.	8,600	584,825
Kyushu Electric Power Co. Inc.	17,200	151,409
LIXIL Group Corp.	9,800	165,556
M3 Inc.	8,800	241,877
Makita Corp.	2,500	82,641
Marubeni Corp.	46,200	340,963
Marui Group Co. Ltd.	8,600	206,852
Mazda Motor Corp.	17,200	152,351
MEIJI Holdings Co. Ltd.	1,500	101,908
MINEBEA MITSUMI Inc.	15,300	296,751
Mitsubishi Chemical Holdings Corp.	37,000	274,248
Mitsubishi Corp.	25,800	675,215
Mitsubishi Electric Corp.	37,100	512,069
Mitsubishi Estate Co. Ltd.	26,100	478,218
Mitsubishi Heavy Industries Ltd.	8,700	332,715
Mitsubishi Motors Corp.	37,400	167,345
Mitsubishi UFJ Financial Group Inc.	242,000	1,277,511
Mitsubishi UFJ Lease & Finance Co. Ltd.	48,200	309,420
Mitsui & Co. Ltd.	34,400	609,248
Mitsui Fudosan Co. Ltd.	23,900	594,281
Mizuho Financial Group Inc.	548,100	846,850
MS&AD Insurance Group Holdings Inc.	10,300	333,050
Murata Manufacturing Co. Ltd.	10,900	631,445

Security	Shares	Value

Japan (continued)
Nagoya Railroad Co. Ltd.	8,700	$276,865
NEC Corp.	8,600	343,576
Nexon Co. Ltd.(a)	11,200	152,695
Nidec Corp.	4,700	694,850
Nintendo Co. Ltd.	1,600	618,756
Nippon Paint Holdings Co. Ltd.	4,100	218,647
Nippon Steel Corp.	17,247	252,854
Nippon Telegraph & Telephone Corp.	17,200	868,089
Nissan Motor Co. Ltd.	45,400	281,413
Nitori Holdings Co. Ltd.	900	140,946
Nitto Denko Corp.	3,500	196,238
Nomura Holdings Inc.	80,700	413,190
Nomura Real Estate Master Fund Inc.	154	280,972
Nomura Research Institute Ltd.	17,200	362,659
NTT Data Corp.	25,800	351,508
NTT DOCOMO Inc.	25,800	707,492
Odakyu Electric Railway Co. Ltd.	11,300	277,676
Olympus Corp.	26,300	390,021
Omron Corp.	100	5,872
Oriental Land Co. Ltd./Japan	3,600	497,872
ORIX Corp.	25,800	422,304
Orix JREIT Inc.	172	378,051
Otsuka Corp.	8,600	344,361
Otsuka Holdings Co. Ltd.	8,700	379,269
Pan Pacific International Holdings Corp.	17,200	278,630
Panasonic Corp.	43,000	405,223
Rakuten Inc.	25,800	223,580
Recruit Holdings Co. Ltd.	25,800	933,427
Resona Holdings Inc.	65,000	275,468
Ricoh Co. Ltd.	11,300	116,292
Sankyo Co. Ltd.	8,600	290,567
Santen Pharmaceutical Co. Ltd.	18,600	348,187
Secom Co. Ltd.	4,300	365,447
Sekisui House Ltd.	18,200	393,051
Seven & i Holdings Co. Ltd.	15,400	573,475
Seven Bank Ltd.	38,000	117,633
Shin-Etsu Chemical Co. Ltd.	8,600	919,605
Shionogi & Co. Ltd.	8,600	505,587
Shiseido Co. Ltd.	8,600	620,793
SMC Corp./Japan	700	317,113
Softbank Corp.	34,400	466,792
SoftBank Group Corp.	32,300	1,254,423
Sompo Holdings Inc.	8,700	342,884
Sony Corp.	25,800	1,626,547
Subaru Corp.	17,200	450,222
Sumitomo Chemical Co. Ltd.	48,000	216,528
Sumitomo Corp.	25,800	388,496
Sumitomo Electric Industries Ltd.	23,800	355,120
Sumitomo Metal Mining Co. Ltd.	11,500	348,224
Sumitomo Mitsui Financial Group Inc.	25,800	939,788
Sumitomo Mitsui Trust Holdings Inc.	8,700	332,635
Sumitomo Realty & Development Co. Ltd.	13,500	470,176
Suzuki Motor Corp.	8,700	385,784
Sysmex Corp.	4,000	277,125
T&D Holdings Inc.	17,200	202,297
Takeda Pharmaceutical Co. Ltd.	29,626	1,205,222
TDK Corp.	1,900	199,699
Terumo Corp.	17,400	610,295
Toho Co. Ltd./Tokyo	1,700	69,003
Tokio Marine Holdings Inc.	14,300	777,222

Schedule of Investments (unaudited) (continued) November 30, 2019	iShares® MSCI World ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Tokyo Electric Power Co. Holdings Inc.(a)	39,700	$174,011
Tokyo Electron Ltd.	2,800	577,847
Tokyo Gas Co. Ltd.	17,200	415,354
Tokyu Corp.	17,200	339,100
Tokyu Fudosan Holdings Corp.	34,600	237,281
Toray Industries Inc.	32,300	213,544
Toshiba Corp.	11,500	412,702
Tosoh Corp.	20,900	311,086
Toyota Motor Corp.	43,000	2,999,123
Unicharm Corp.	8,700	284,810
United Urban Investment Corp.	172	334,545
USS Co. Ltd.	17,200	333,288
West Japan Railway Co.	1,000	88,001
Yakult Honsha Co. Ltd.	6,800	398,649
Yamada Denki Co. Ltd.	34,400	171,513
Yamaha Corp.	2,800	154,178
Yamaha Motor Co. Ltd.	6,800	142,011
Yaskawa Electric Corp.	8,600	315,697
Yokogawa Electric Corp.	8,700	159,128
Z Holdings Corp.	106,300	365,949

		68,459,050

Netherlands — 1.3%
Aegon NV	34,681	156,475
AerCap Holdings NV(a)	3,572	220,785
Akzo Nobel NV	4,443	425,808
Altice Europe NV(a)	14,104	84,007
ArcelorMittal	12,665	216,840
ASML Holding NV	7,934	2,160,764
Heineken Holding NV	3,326	319,051
Heineken NV	4,412	457,474
ING Groep NV	72,552	835,477
Koninklijke Ahold Delhaize NV	24,048	620,061
Koninklijke DSM NV	4,077	522,804
Koninklijke KPN NV	76,714	236,499
Koninklijke Philips NV	18,520	860,608
NN Group NV	5,423	208,322
NXP Semiconductors NV(b)	6,064	700,877
Prosus NV(a)	9,241	630,401
Randstad NV	2,848	165,991
Unilever NV	25,946	1,539,114
Wolters Kluwer NV	4,831	347,085

		10,708,443

New Zealand — 0.1%
a2 Milk Co. Ltd.(a)(b)	21,358	212,775
Fisher & Paykel Healthcare Corp. Ltd.	14,964	212,759
Fletcher Building Ltd.	32,454	108,953
Spark New Zealand Ltd.	68,343	199,167

		733,654

Norway — 0.2%
DNB ASA	20,672	347,466
Equinor ASA	18,039	332,590
Norsk Hydro ASA	32,178	113,903
Orkla ASA	23,770	230,380
Telenor ASA	14,766	269,680
Yara International ASA	5,000	188,662

		1,482,681

Portugal — 0.1%
EDP — Energias de Portugal SA	62,156	251,517

Security	Shares	Value

Portugal (continued)
Galp Energia SGPS SA	12,659	$206,227

		457,744

Singapore — 0.4%
Ascendas REIT	160,223	349,164
CapitaLand Ltd.	97,900	263,463
CapitaLand Mall Trust	146,300	269,608
DBS Group Holdings Ltd.	32,300	596,420
Genting Singapore Ltd.	168,300	113,845
Keppel Corp. Ltd.(b)	49,300	242,273
Oversea-Chinese Banking Corp. Ltd.	54,000	425,697
Singapore Exchange Ltd.	3,400	22,004
Singapore Press Holdings Ltd.(b)	3,700	5,953
Singapore Telecommunications Ltd.	165,700	409,570
United Overseas Bank Ltd.	21,500	405,960
Venture Corp. Ltd.	6,800	78,918
Wilmar International Ltd.	35,600	106,479

		3,289,354

Spain — 0.9%
ACS Actividades de Construccion y Servicios SA	6,819	265,633
Aena SME SA(c)	1,741	320,002
Amadeus IT Group SA	9,052	721,607
Banco Bilbao Vizcaya Argentaria SA	123,754	652,441
Banco de Sabadell SA	129,820	144,141
Banco Santander SA	311,714	1,215,652
Bankia SA	34,582	67,052
Bankinter SA	22,428	156,980
CaixaBank SA	70,456	208,118
Enagas SA	2,268	56,541
Endesa SA	11,273	306,763
Ferrovial SA	12,278	364,842
Ferrovial SA, New(a)	190	5,657
Iberdrola SA	123,527	1,216,002
Industria de Diseno Textil SA	20,767	647,089
Naturgy Energy Group SA	8,264	215,041
Red Electrica Corp. SA	5,764	112,808
Repsol SA	26,681	420,390
Telefonica SA	82,496	632,355

		7,729,114

Sweden — 0.8%
Alfa Laval AB	7,749	190,727
Assa Abloy AB, Class B	20,168	479,119
Atlas Copco AB, Class A	10,901	399,613
Atlas Copco AB, Class B	9,328	301,703
Boliden AB	6,651	171,623
Electrolux AB, Series B	5,649	145,236
Epiroc AB, Class A	10,901	127,321
Epiroc AB, Class B	9,328	104,904
Essity AB, Class B	11,657	366,559
Hennes & Mauritz AB, Class B	15,675	302,687
Hexagon AB, Class B	5,901	333,760
Investor AB, Class B	8,320	439,983
Kinnevik AB, Class B	9,169	210,064
Lundin Petroleum AB	5,198	160,303
Millicom International Cellular SA, SDR(b)	3,124	139,814
Sandvik AB	25,929	471,737
Skandinaviska Enskilda Banken AB, Class A	26,338	225,955
Skanska AB, Class B	12,016	265,623
SKF AB, Class B	16,490	315,083
Svenska Handelsbanken AB, Class A	26,758	262,768

Schedule of Investments (unaudited) (continued) November 30, 2019	iShares® MSCI World ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Sweden (continued)
Swedbank AB, Class A	14,897	$194,069
Swedish Match AB	3,893	186,554
Telefonaktiebolaget LM Ericsson, Class B	57,934	522,318
Telia Co. AB	44,727	193,680
Volvo AB, Class B	27,318	422,520

		6,933,723

Switzerland — 3.0%
ABB Ltd., Registered	35,924	786,169
Adecco Group AG, Registered	3,488	215,768
Alcon Inc.(a)	7,973	440,476
Baloise Holding AG, Registered	1,909	332,000
Chocoladefabriken Lindt & Spruengli AG, Participation Certificates, NVS	19	144,969
Cie. Financiere Richemont SA, Registered	9,916	755,694
Coca-Cola HBC AG	4,540	151,452
Credit Suisse Group AG, Registered	48,610	637,448
Geberit AG, Registered	985	529,092
Givaudan SA, Registered	154	452,900
Julius Baer Group Ltd.	6,160	290,202
Kuehne + Nagel International AG, Registered	2,125	345,750
LafargeHolcim Ltd., Registered	10,182	525,325
Lonza Group AG, Registered	1,576	535,558
Nestle SA, Registered	56,274	5,851,798
Novartis AG, Registered	40,786	3,757,201
Partners Group Holding AG	564	475,874
Roche Holding AG, NVS	13,003	4,010,131
Schindler Holding AG, Participation Certificates, NVS	985	245,720
Schindler Holding AG, Registered	952	227,867
Sika AG, Registered	774	134,802
Sonova Holding AG, Registered	1,315	300,410
Swatch Group AG (The), Bearer	817	228,909
Swiss Life Holding AG, Registered	901	447,006
Swiss Prime Site AG, Registered	2,998	316,795
Swiss Re AG	5,000	541,852
Swisscom AG, Registered	546	282,793
Temenos AG, Registered	1,661	252,138
UBS Group AG, Registered	77,776	943,258
Zurich Insurance Group AG	2,666	1,046,552

		25,205,909

United Kingdom — 5.3%
3i Group PLC	21,795	301,935
Admiral Group PLC	5,255	145,463
Amcor PLC(a)	26,338	270,228
Anglo American PLC	15,013	393,533
Antofagasta PLC	13,001	145,970
Aptiv PLC	4,934	463,204
Ashtead Group PLC	10,106	307,195
Associated British Foods PLC	7,581	251,917
AstraZeneca PLC	25,229	2,433,823
Auto Trader Group PLC(c)	37,794	274,742
Aviva PLC	73,287	382,789
BAE Systems PLC	62,120	460,740
Barclays PLC	317,520	704,536
BP PLC	380,493	2,363,390
British American Tobacco PLC	43,031	1,703,215
British Land Co. PLC (The)	17,749	132,148
BT Group PLC	153,260	379,752
Bunzl PLC	9,179	252,065
Burberry Group PLC	8,908	242,433

Security	Shares	Value

United Kingdom (continued)
Capri Holdings Ltd.(a)	3,495	$129,804
Carnival PLC	5,774	242,956
Coca-Cola European Partners PLC	4,915	248,011
Compass Group PLC	28,783	705,338
Croda International PLC	5,025	323,692
Diageo PLC	44,597	1,825,769
Experian PLC	19,664	651,909
Ferguson PLC	5,101	443,527
G4S PLC	40,689	110,052
GlaxoSmithKline PLC	90,219	2,046,888
Glencore PLC	184,445	581,896
GVC Holdings PLC	11,352	125,047
HSBC Holdings PLC	377,329	2,812,778
Imperial Brands PLC	17,169	378,249
Informa PLC	27,632	282,862
InterContinental Hotels Group PLC	4,405	285,292
Intertek Group PLC	5,000	356,747
ITV PLC	102,474	192,330
J Sainsbury PLC	44,830	124,267
Johnson Matthey PLC	7,458	277,253
Kingfisher PLC	43,018	116,796
Land Securities Group PLC	14,456	179,210
Legal & General Group PLC	104,463	379,560
Lloyds Banking Group PLC	1,325,238	1,048,231
London Stock Exchange Group PLC	7,501	666,759
M&G PLC(a)	60,938	186,023
Marks & Spencer Group PLC	44,744	112,483
Meggitt PLC	21,674	180,267
Melrose Industries PLC	109,775	326,018
Micro Focus International PLC	8,386	122,878
National Grid PLC	58,008	667,572
Next PLC	3,068	268,189
NMC Health PLC(b)	2,538	82,368
Ocado Group PLC(a)	8,944	153,290
Pearson PLC	16,002	133,837
Prudential PLC	47,178	840,006
Reckitt Benckiser Group PLC	13,697	1,074,718
RELX PLC	42,750	1,035,716
Rio Tinto PLC	24,448	1,328,661
Rolls-Royce Holdings PLC	34,093	313,811
Royal Bank of Scotland Group PLC	100,386	293,719
Royal Dutch Shell PLC, Class A	77,080	2,204,434
Royal Dutch Shell PLC, Class B	74,173	2,100,668
RSA Insurance Group PLC	25,113	179,115
Sage Group PLC (The)	27,749	270,564
Segro PLC	31,221	361,036
Severn Trent PLC	7,161	207,764
Smith & Nephew PLC	17,413	389,886
Smiths Group PLC	11,405	245,037
SSE PLC	20,674	347,644
Standard Chartered PLC	56,886	513,161
Taylor Wimpey PLC	108,924	245,506
Tesco PLC	185,871	551,533
Unilever PLC	23,589	1,396,857
United Utilities Group PLC	17,245	190,363
Vodafone Group PLC	511,251	1,014,175
Weir Group PLC (The)	10,898	196,718
Whitbread PLC	3,824	227,581
WPP PLC	25,696	332,544

		44,238,443

Schedule of Investments (unaudited) (continued) November 30, 2019	iShares® MSCI World ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United States — 62.7%
3M Co.	10,761	$1,826,895
Abbott Laboratories	33,468	2,859,841
AbbVie Inc.	28,077	2,463,195
ABIOMED Inc.(a)	901	176,758
Accenture PLC, Class A	12,326	2,479,498
Activision Blizzard Inc.	15,116	828,810
Acuity Brands Inc.	1,330	173,937
Adobe Inc.(a)	9,674	2,994,393
Advance Auto Parts Inc.	1,487	233,578
Advanced Micro Devices Inc.(a)	19,231	752,894
AES Corp./VA	14,540	274,951
Aflac Inc.	14,160	776,534
Agilent Technologies Inc.	6,389	516,040
AGNC Investment Corp.	15,567	269,620
Air Products & Chemicals Inc.	4,249	1,004,166
Akamai Technologies Inc.(a)	4,088	356,147
Albemarle Corp.	2,335	152,662
Alexandria Real Estate Equities Inc.	430	69,884
Alexion Pharmaceuticals Inc.(a)	4,328	493,132
Align Technology Inc.(a)	1,514	419,893
Alleghany Corp.(a)	365	284,715
Allergan PLC	6,494	1,201,000
Alliance Data Systems Corp.	1,069	114,287
Alliant Energy Corp.	4,480	237,440
Allstate Corp. (The)	6,489	722,550
Alnylam Pharmaceuticals Inc.(a)	3,322	389,139
Alphabet Inc., Class A(a)	5,679	7,405,927
Alphabet Inc., Class C, NVS(a)(b)	5,934	7,743,633
Altria Group Inc.	35,454	1,762,064
Amazon.com Inc.(a)	7,963	14,339,770
Ameren Corp.	5,821	432,675
American Airlines Group Inc.	2,840	81,622
American Electric Power Co. Inc.	10,200	931,770
American Express Co.	13,589	1,632,311
American Financial Group Inc./OH	700	76,797
American International Group Inc.	16,611	874,735
American Tower Corp.	8,773	1,877,685
American Water Works Co. Inc.	4,065	491,987
Ameriprise Financial Inc.	2,732	447,693
AmerisourceBergen Corp.	3,152	277,092
AMETEK Inc.	5,565	550,991
Amgen Inc.	11,631	2,730,028
Amphenol Corp., Class A	6,489	674,856
Analog Devices Inc.	7,149	807,480
Annaly Capital Management Inc.	27,673	258,189
ANSYS Inc.(a)	1,904	484,930
Anthem Inc.	4,832	1,394,805
Aon PLC	4,601	936,810
Apache Corp.	7,843	174,742
Apple Inc.	86,587	23,140,376
Applied Materials Inc.	18,676	1,081,340
Arch Capital Group Ltd.(a)	9,244	387,971
Archer-Daniels-Midland Co.	11,327	486,268
Arconic Inc.	8,990	278,330
Arista Networks Inc.(a)	1,035	201,960
Arrow Electronics Inc.(a)	2,039	162,386
Arthur J Gallagher & Co.	3,451	321,875
Assurant Inc.	1,912	254,047
AT&T Inc.	137,657	5,145,619
Autodesk Inc.(a)	4,330	783,297

Security	Shares	Value

United States (continued)
Autoliv Inc.	2,513	$205,362
Automatic Data Processing Inc.	8,752	1,494,667
AutoZone Inc.(a)	480	565,402
AvalonBay Communities Inc.	2,497	535,382
Avery Dennison Corp.	2,648	345,220
Baker Hughes Co.	11,446	256,619
Ball Corp.	7,412	489,637
Bank of America Corp.	172,700	5,754,364
Bank of New York Mellon Corp. (The)	16,798	822,598
Baxter International Inc.	9,323	764,206
BB&T Corp.	16,822	920,500
Becton Dickinson and Co.	5,184	1,340,064
Berkshire Hathaway Inc., Class B(a)	24,427	5,381,268
Best Buy Co. Inc.	4,488	361,912
Biogen Inc.(a)	3,652	1,094,906
BioMarin Pharmaceutical Inc.(a)	4,069	328,409
BlackRock Inc.(e)	2,161	1,069,501
Blackstone Group Inc. (The), Class A	9,546	517,584
Boeing Co. (The)	10,167	3,722,952
Booking Holdings Inc.(a)	816	1,553,688
BorgWarner Inc.	5,772	242,713
Boston Properties Inc.	3,152	436,678
Boston Scientific Corp.(a)	26,849	1,161,219
Bristol-Myers Squibb Co.	44,646	2,542,143
Broadcom Inc.	7,583	2,397,820
Brown-Forman Corp., Class B, NVS	6,111	414,448
Bunge Ltd.	3,240	172,951
Cabot Oil & Gas Corp.	10,168	162,078
Cadence Design Systems Inc.(a)	6,111	429,298
Campbell Soup Co.	4,252	198,016
Capital One Financial Corp.	9,244	924,492
Cardinal Health Inc.	5,985	329,355
CarMax Inc.(a)	3,639	353,929
Carnival Corp.	5,733	258,444
Caterpillar Inc.	10,593	1,533,125
Cboe Global Markets Inc.	2,273	270,260
CBRE Group Inc., Class A(a)	6,573	374,792
CBS Corp., Class B, NVS	6,548	264,408
CDK Global Inc.	4,079	218,430
CDW Corp./DE	688	92,914
Celanese Corp.	3,236	406,345
Centene Corp.(a)	8,581	518,893
CenterPoint Energy Inc.	13,330	327,385
CenturyLink Inc.	19,666	284,960
Cerner Corp.	6,337	453,666
CF Industries Holdings Inc.	5,944	274,672
CH Robinson Worldwide Inc.	3,404	261,597
Charles Schwab Corp. (The)	22,665	1,121,917
Charter Communications Inc., Class A(a)	3,097	1,455,621
Cheniere Energy Inc.(a)	4,664	282,359
Chevron Corp.	35,285	4,132,932
Chipotle Mexican Grill Inc.(a)	481	391,496
Chubb Ltd.	7,844	1,188,209
Church & Dwight Co. Inc.	5,471	384,283
Cigna Corp.(a)	7,312	1,461,815
Cincinnati Financial Corp.	3,152	337,422
Cintas Corp.	2,243	576,586
Cisco Systems Inc.	82,970	3,759,371
Citigroup Inc.	44,241	3,323,384
Citizens Financial Group Inc.	11,372	437,367

Schedule of Investments (unaudited) (continued) November 30, 2019	iShares® MSCI World ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
Citrix Systems Inc.	2,892	$326,247
Clorox Co. (The)	2,817	417,564
CME Group Inc.	6,744	1,367,211
CMS Energy Corp.	5,892	361,180
Coca-Cola Co. (The)	74,260	3,965,484
Cognex Corp.	5,020	251,904
Cognizant Technology Solutions Corp., Class A	11,618	744,830
Colgate-Palmolive Co.	16,019	1,086,409
Comcast Corp., Class A	84,547	3,732,750
Comerica Inc.	3,814	268,544
Conagra Brands Inc.	10,435	301,258
Concho Resources Inc.	4,090	296,770
ConocoPhillips	21,704	1,300,938
Consolidated Edison Inc.	5,985	520,037
Constellation Brands Inc., Class A	3,239	602,648
Continental Resources Inc./OK	2,169	66,979
Copart Inc.(a)	4,328	385,192
Corning Inc.	16,200	470,448
Corteva Inc.(a)	14,073	366,179
CoStar Group Inc.(a)	816	500,094
Costco Wholesale Corp.	8,409	2,521,102
Crown Castle International Corp.	8,101	1,082,780
Crown Holdings Inc.(a)	3,992	302,993
CSX Corp.	16,254	1,162,811
Cummins Inc.	3,152	576,375
CVS Health Corp.	24,400	1,836,588
Danaher Corp.	12,266	1,790,591
Darden Restaurants Inc.	2,645	313,274
DaVita Inc.(a)	2,900	208,133
Deere & Co.	5,423	911,335
Dell Technologies Inc., Class C(a)	3,043	147,555
Delta Air Lines Inc.	3,614	207,118
Dentsply Sirona Inc.	4,664	263,703
Devon Energy Corp.	7,513	164,460
DexCom Inc.(a)	1,899	431,662
Diamondback Energy Inc.	3,614	279,507
Digital Realty Trust Inc.	3,992	482,832
Discover Financial Services	7,310	620,400
Discovery Inc., Class A(a)(b)	2,816	92,759
Discovery Inc., Class C, NVS(a)	7,346	224,200
DISH Network Corp., Class A(a)	5,261	179,768
DocuSign Inc.(a)	1,978	140,853
Dollar General Corp.	5,226	822,363
Dollar Tree Inc.(a)	4,412	403,522
Dominion Energy Inc.	14,901	1,238,422
Domino’s Pizza Inc.	902	265,459
Dover Corp.	3,740	416,935
Dow Inc.(a)	14,073	751,076
DR Horton Inc.	7,329	405,660
DTE Energy Co.	3,572	446,286
Duke Energy Corp.	13,188	1,162,786
Duke Realty Corp.	10,336	363,620
DuPont de Nemours Inc.	14,073	912,071
DXC Technology Co.	5,211	194,527
E*TRADE Financial Corp.	4,490	198,907
Eastman Chemical Co.	3,152	247,022
Eaton Corp. PLC	8,152	754,060
Eaton Vance Corp., NVS	6,805	320,992
eBay Inc.	17,569	624,051
Ecolab Inc.	5,255	980,951

Security	Shares	Value

United States (continued)
Edison International	6,578	$454,540
Edwards Lifesciences Corp.(a)	4,163	1,019,685
Elanco Animal Health Inc.(a)	6,450	178,730
Electronic Arts Inc.(a)	5,768	582,626
Eli Lilly & Co.	18,175	2,132,836
Emerson Electric Co.	11,321	836,169
Entergy Corp.	3,740	435,299
EOG Resources Inc.	10,679	757,141
Equifax Inc.	2,329	325,222
Equinix Inc.	1,661	941,538
Equity Residential	6,825	580,807
Essex Property Trust Inc.	1,405	438,613
Estee Lauder Companies Inc. (The), Class A	4,160	813,155
Everest Re Group Ltd.	960	260,410
Evergy Inc.	5,817	368,042
Eversource Energy	6,489	536,251
Exact Sciences Corp.(a)	2,788	225,856
Exelon Corp.	16,489	732,112
Expedia Group Inc.	2,757	280,277
Expeditors International of Washington Inc.	4,832	361,240
Exxon Mobil Corp.	78,287	5,333,693
F5 Networks Inc.(a)	1,741	253,681
Facebook Inc., Class A(a)	45,440	9,162,522
Fastenal Co.	11,483	407,876
Federal Realty Investment Trust	3,287	434,114
FedEx Corp.	4,664	746,473
Fidelity National Financial Inc.	5,649	269,062
Fidelity National Information Services Inc.	11,981	1,655,175
Fifth Third Bancorp.	16,321	492,731
First Republic Bank/CA(b)	3,656	401,794
FirstEnergy Corp.	10,186	485,770
Fiserv Inc.(a)	11,112	1,291,659
FleetCor Technologies Inc.(a)	1,742	534,655
Flex Ltd.(a)	12,304	146,048
FLIR Systems Inc.	3,970	212,633
Flowserve Corp.	3,740	182,138
FMC Corp.	3,493	342,174
Ford Motor Co.	68,922	624,433
Fortinet Inc.(a)	3,291	345,917
Fortive Corp.	6,112	441,103
Fox Corp., Class A, NVS	7,272	260,047
Fox Corp., Class B(a)	3,315	115,959
Franklin Resources Inc.	7,245	199,165
Freeport-McMoRan Inc.	27,559	313,621
Gap Inc. (The)	4,916	81,655
Garmin Ltd.	3,151	307,821
Gartner Inc.(a)	1,997	320,439
General Dynamics Corp.	4,916	893,434
General Electric Co.	167,156	1,883,848
General Mills Inc.	11,753	626,670
General Motors Co.	23,589	849,204
Genuine Parts Co.	3,146	328,348
Gilead Sciences Inc.	23,937	1,609,524
Global Payments Inc.	6,943	1,257,377
Globe Life Inc.	2,642	271,492
Goldman Sachs Group Inc. (The)	6,333	1,401,810
GrubHub Inc.(a)	2,560	110,387
Halliburton Co.	14,230	298,688
Hanesbrands Inc.	7,581	114,246
Harley-Davidson Inc.	3,404	123,838

Schedule of Investments (unaudited) (continued) November 30, 2019	iShares® MSCI World ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
Hartford Financial Services Group Inc. (The)	7,749	$479,353
Hasbro Inc.	2,925	297,472
HCA Healthcare Inc.	5,423	751,953
Healthpeak Properties Inc.	10,009	349,114
HEICO Corp., Class A	2,967	298,005
Henry Schein Inc.(a)	3,249	223,856
Hershey Co. (The)	3,236	479,446
Hess Corp.	5,849	363,164
Hewlett Packard Enterprise Co.	20,852	330,087
Hilton Worldwide Holdings Inc.	5,342	560,910
HollyFrontier Corp.	3,752	193,416
Hologic Inc.(a)	5,869	301,197
Home Depot Inc. (The)	21,002	4,631,151
Honeywell International Inc.	13,171	2,351,682
Hormel Foods Corp.	6,573	292,696
Host Hotels & Resorts Inc.	13,656	238,843
HP Inc.	29,878	599,950
Humana Inc.	2,723	929,169
Huntington Bancshares Inc./OH	24,575	365,922
IAC/InterActiveCorp.(a)	1,603	356,988
IDEXX Laboratories Inc.(a)	1,825	459,133
IHS Markit Ltd.(a)	7,838	569,431
Illinois Tool Works Inc.	6,069	1,058,009
Illumina Inc.(a)	3,157	1,012,639
Incyte Corp.(a)	3,912	368,354
Ingersoll-Rand PLC	5,339	699,996
Insulet Corp.(a)	1,204	223,583
Intel Corp.	84,195	4,887,520
Intercontinental Exchange Inc.	11,153	1,050,278
International Business Machines Corp.	17,051	2,292,507
International Flavors & Fragrances Inc.	2,253	318,191
International Paper Co.	7,924	367,198
Interpublic Group of Companies Inc. (The)	10,604	237,530
Intuit Inc.	5,087	1,316,973
Intuitive Surgical Inc.(a)	2,254	1,336,397
IPG Photonics Corp.(a)	1,220	173,350
IQVIA Holdings Inc.(a)	3,291	480,420
Iron Mountain Inc.	7,746	248,802
Jacobs Engineering Group Inc.	3,320	305,739
Jazz Pharmaceuticals PLC(a)	1,473	222,600
JB Hunt Transport Services Inc.	2,505	289,628
Jefferies Financial Group Inc.	11,487	240,078
JM Smucker Co. (The)	2,581	271,237
Johnson & Johnson	50,403	6,929,908
Johnson Controls International PLC	19,836	849,576
JPMorgan Chase & Co.	62,024	8,172,282
Juniper Networks Inc.	10,024	251,201
Kansas City Southern	2,581	393,396
Kellogg Co.	5,255	342,206
KeyCorp.	22,497	436,217
Keysight Technologies Inc.(a)	3,929	420,521
Kimberly-Clark Corp.	6,825	930,520
Kimco Realty Corp.	16,746	362,049
Kinder Morgan Inc./DE	41,599	815,756
KLA Corp.	3,314	543,032
Kohl’s Corp.	3,313	155,744
Kraft Heinz Co. (The)	11,907	363,163
Kroger Co. (The)	15,715	429,648
L3Harris Technologies Inc.	4,847	974,683
Laboratory Corp. of America Holdings(a)	2,245	386,791

Security	Shares	Value

United States (continued)
Lam Research Corp.	3,017	$805,026
Lamb Weston Holdings Inc.	2,948	247,573
Las Vegas Sands Corp.	6,563	411,828
Leggett & Platt Inc.	5,113	267,512
Lennar Corp., Class A	6,174	368,279
Lennox International Inc.	796	203,657
Liberty Global PLC, Class C, NVS(a)(b)	11,895	255,743
Liberty Media Corp.-Liberty Formula One, Class C, NVS(a)(b)	4,603	207,549
Liberty Media Corp.-Liberty SiriusXM, Class C, NVS(a)	6,405	310,707
Liberty Property Trust	4,611	284,130
Lincoln National Corp.	4,664	275,409
LKQ Corp.(a)	8,606	303,620
Lockheed Martin Corp.	4,776	1,867,559
Loews Corp.	6,657	338,841
Lowe’s Companies Inc.	15,168	1,779,358
Lululemon Athletica Inc.(a)	2,417	545,493
LyondellBasell Industries NV, Class A	5,641	522,018
M&T Bank Corp.	2,816	463,908
ManpowerGroup Inc.	1,912	177,128
Marathon Oil Corp.	16,994	197,980
Marathon Petroleum Corp.	13,160	798,022
Markel Corp.(a)	313	355,427
MarketAxess Holdings Inc.	877	354,150
Marriott International Inc./MD, Class A	6,245	876,548
Marsh & McLennan Companies Inc.	9,161	990,029
Martin Marietta Materials Inc.	1,491	400,184
Marvell Technology Group Ltd.	12,990	342,546
Masco Corp.	7,665	356,806
Mastercard Inc., Class A	17,214	5,030,447
Maxim Integrated Products Inc.	6,237	353,451
McCormick & Co. Inc./MD, NVS	2,469	417,878
McDonald’s Corp.	14,156	2,753,059
McKesson Corp.	3,737	540,520
Medtronic PLC	24,772	2,759,353
MercadoLibre Inc.(a)	818	474,914
Merck & Co. Inc.	49,469	4,312,707
MetLife Inc.	16,085	802,802
Mettler-Toledo International Inc.(a)	86	61,869
MGM Resorts International	11,533	368,479
Microchip Technology Inc.	4,828	456,439
Micron Technology Inc.(a)	21,103	1,002,604
Microsoft Corp.	137,752	20,852,898
Mid-America Apartment Communities Inc.	344	46,822
Mohawk Industries Inc.(a)	1,334	185,920
Molson Coors Brewing Co., Class B	3,997	201,769
Mondelez International Inc., Class A	28,175	1,480,314
Monster Beverage Corp.(a)	8,404	502,727
Moody’s Corp.	3,908	885,826
Morgan Stanley	24,718	1,223,047
Mosaic Co. (The)	7,421	141,370
Motorola Solutions Inc.	3,402	569,155
MSCI Inc.	516	133,742
Mylan NV(a)	10,009	187,969
Nasdaq Inc.	2,900	303,920
National Oilwell Varco Inc.	8,179	184,436
NetApp Inc.	5,000	302,950
Netflix Inc.(a)	8,323	2,618,915
Neurocrine Biosciences Inc.(a)	1,978	230,655
Newell Brands Inc.	10,581	203,367

Schedule of Investments (unaudited) (continued) November 30, 2019	iShares® MSCI World ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
Newmont Goldcorp Corp.	14,392	$552,653
News Corp., Class A, NVS	11,640	149,923
NextEra Energy Inc.	8,859	2,071,411
Nielsen Holdings PLC	7,762	151,747
NIKE Inc., Class B	23,421	2,189,629
Noble Energy Inc.	11,797	244,906
Nordstrom Inc.	3,499	133,557
Norfolk Southern Corp.	5,423	1,049,350
Northern Trust Corp.	4,328	464,135
Northrop Grumman Corp.	3,152	1,108,779
NortonLifeLock Inc.	11,802	293,870
NRG Energy Inc.	6,551	260,271
Nucor Corp.	6,069	342,049
NVIDIA Corp.	11,017	2,387,825
O’Reilly Automotive Inc.(a)	1,575	696,591
Occidental Petroleum Corp.	16,798	647,899
Okta Inc.(a)	2,811	364,812
Omnicom Group Inc.	4,748	377,371
ON Semiconductor Corp.(a)(b)	11,116	238,661
ONEOK Inc.	7,842	557,174
Oracle Corp.	45,155	2,535,002
PACCAR Inc.	6,825	555,350
Palo Alto Networks Inc.(a)	1,907	433,309
Parker-Hannifin Corp.	2,474	491,806
Paychex Inc.	6,837	588,802
Paycom Software Inc.(a)	1,341	371,202
PayPal Holdings Inc.(a)	21,426	2,314,222
Pentair PLC	5,811	257,718
People’s United Financial Inc.	16,141	266,326
PepsiCo Inc.	26,267	3,567,847
Perrigo Co. PLC	2,236	114,550
Pfizer Inc.	108,929	4,195,945
Philip Morris International Inc.	29,451	2,442,371
Phillips 66	8,404	964,107
Pinnacle West Capital Corp.	3,329	290,921
Pioneer Natural Resources Co.	2,806	358,719
PNC Financial Services Group Inc. (The)	8,263	1,265,974
PPG Industries Inc.	5,168	665,845
PPL Corp.	14,551	495,171
Principal Financial Group Inc.	5,990	330,049
Procter & Gamble Co. (The)	47,055	5,743,533
Progressive Corp. (The)	11,146	814,215
Prologis Inc.	12,585	1,152,157
Prudential Financial Inc.	7,917	741,190
Public Service Enterprise Group Inc.	9,827	582,839
Public Storage	2,984	628,669
PulteGroup Inc.	7,009	277,907
PVH Corp.	1,657	160,663
Qorvo Inc.(a)	2,884	300,542
QUALCOMM Inc.	23,100	1,930,005
Quest Diagnostics Inc.	2,816	300,045
Ralph Lauren Corp.	1,321	141,796
Raymond James Financial Inc.	2,618	235,149
Raytheon Co.	5,565	1,209,942
Realty Income Corp.	6,167	472,577
Regency Centers Corp.	4,244	276,030
Regeneron Pharmaceuticals Inc.(a)	1,521	561,249
Regions Financial Corp.	23,356	388,644
Reinsurance Group of America Inc.	993	164,302
RenaissanceRe Holdings Ltd.	1,126	212,060

Security	Shares	Value

United States (continued)
Republic Services Inc.	5,139	$455,572
ResMed Inc.	3,336	499,066
RingCentral Inc., Class A(a)	946	163,157
Robert Half International Inc.	3,488	203,002
Rockwell Automation Inc.	2,408	471,583
Roku Inc.(a)(b)	1,814	290,911
Roper Technologies Inc.	2,245	809,031
Ross Stores Inc.	7,336	852,076
Royal Caribbean Cruises Ltd.	3,582	429,912
S&P Global Inc.	5,255	1,390,736
salesforce.com Inc.(a)	16,168	2,633,606
Sarepta Therapeutics Inc.(a)	1,404	157,936
SBA Communications Corp.	2,495	589,993
Schlumberger Ltd.	25,218	912,892
Seagate Technology PLC	4,832	288,374
Seattle Genetics Inc.(a)(b)	2,433	292,812
SEI Investments Co.	5,006	323,037
Sempra Energy	5,689	837,819
ServiceNow Inc.(a)	3,743	1,059,419
Sherwin-Williams Co. (The)	1,573	917,263
Simon Property Group Inc.	5,678	858,570
Sirius XM Holdings Inc.	37,976	265,072
Skyworks Solutions Inc.	3,484	342,477
SL Green Realty Corp.	3,469	296,010
Snap Inc., Class A, NVS(a)	13,502	205,906
Southern Co. (The)	20,572	1,275,258
Southwest Airlines Co.	3,326	191,711
Spirit AeroSystems Holdings Inc., Class A	2,850	247,922
Splunk Inc.(a)	2,724	406,475
Sprint Corp.(a)	19,267	114,061
Square Inc., Class A(a)	6,598	456,054
SS&C Technologies Holdings Inc.	5,017	301,271
Stanley Black & Decker Inc.	3,152	497,196
Starbucks Corp.	23,739	2,028,023
State Street Corp.	7,423	557,467
Stryker Corp.	6,243	1,278,941
SunTrust Banks Inc.	9,076	642,944
SVB Financial Group(a)	1,069	247,719
Synchrony Financial	13,341	499,087
Synopsys Inc.(a)	2,842	400,836
Sysco Corp.	10,000	805,500
T-Mobile U.S. Inc.(a)	6,748	530,055
T Rowe Price Group Inc.	4,670	577,025
Take-Two Interactive Software Inc.(a)	2,387	289,662
Tapestry Inc.	5,649	151,902
Targa Resources Corp.	6,244	228,093
Target Corp.	9,832	1,229,098
TD Ameritrade Holding Corp.	5,423	281,074
TE Connectivity Ltd.	6,573	609,383
TechnipFMC PLC	10,812	203,698
Teleflex Inc.	972	343,446
Tesla Inc.(a)(b)	2,497	823,860
Texas Instruments Inc.	17,426	2,094,779
Textron Inc.	5,630	260,331
Thermo Fisher Scientific Inc.	7,415	2,327,939
Tiffany & Co.	2,245	300,381
TJX Companies Inc. (The)	23,002	1,406,112
Tractor Supply Co.	2,816	265,943
TransDigm Group Inc.	984	558,026
TransUnion	4,169	359,826

Schedule of Investments (unaudited) (continued) November 30, 2019	iShares® MSCI World ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
Travelers Companies Inc. (The)	4,559	$623,306
Trimble Inc.(a)	5,985	242,572
TripAdvisor Inc.	2,969	84,320
Twilio Inc., Class A(a)	2,683	277,100
Twitter Inc.(a)	14,278	441,333
Tyson Foods Inc., Class A	5,985	537,992
U.S. Bancorp.	29,429	1,766,623
Uber Technologies Inc.(a)	4,988	147,645
UDR Inc.	6,573	315,833
Ulta Salon Cosmetics & Fragrance Inc.(a)	1,152	269,407
Under Armour Inc., Class A(a)	4,845	91,522
Under Armour Inc., Class C, NVS(a)	3,274	56,640
Union Pacific Corp.	14,326	2,521,233
United Parcel Service Inc., Class B	13,262	1,587,859
United Rentals Inc.(a)	1,655	253,298
United Technologies Corp.	15,324	2,273,162
UnitedHealth Group Inc.	17,929	5,017,789
Universal Health Services Inc., Class B	1,825	254,569
Unum Group	4,916	151,118
Valero Energy Corp.	8,488	810,519
Varian Medical Systems Inc.(a)	1,990	266,123
Veeva Systems Inc., Class A(a)	2,728	406,963
Ventas Inc.	6,835	398,549
VEREIT Inc.	29,564	288,545
VeriSign Inc.(a)	3,161	602,929
Verisk Analytics Inc.	3,060	451,289
Verizon Communications Inc.	76,726	4,621,974
Vertex Pharmaceuticals Inc.(a)	5,000	1,108,750
VF Corp.	6,321	559,661
Visa Inc., Class A(b)	31,971	5,898,969
VMware Inc., Class A	1,573	244,790
Vornado Realty Trust	3,828	247,174
Vulcan Materials Co.	2,900	411,423
Walmart Inc.	27,438	3,267,591
Walgreens Boots Alliance Inc.	15,239	908,244
Walt Disney Co. (The)	34,260	5,193,131
Waste Management Inc.	8,085	912,877
Waters Corp.(a)	1,503	333,771
Wayfair Inc., Class A(a)	1,204	102,244
WEC Energy Group Inc.	6,573	582,696
WellCare Health Plans Inc.(a)	1,035	333,342
Wells Fargo & Co.	80,970	4,409,626
Welltower Inc.	7,765	656,686
Western Digital Corp.	5,604	282,049
Western Union Co. (The)	10,868	292,132
Westinghouse Air Brake Technologies Corp.(b)	3,811	299,430
Westrock Co.	6,021	242,827
Weyerhaeuser Co.	14,496	427,777
Whirlpool Corp.	1,828	261,587
Williams Companies Inc. (The)	23,268	528,649
Willis Towers Watson PLC	2,245	441,008
Workday Inc., Class A(a)	2,987	535,031
WR Berkley Corp.	6,196	421,328
WW Grainger Inc.	949	300,786
Wynn Resorts Ltd.	1,989	240,371
Xcel Energy Inc.	10,089	620,373
Xerox Holdings Corp.(a)	5,055	196,791
Xilinx Inc.	5,346	496,002
XPO Logistics Inc.(a)	1,634	135,115
Xylem Inc./NY	3,740	289,887

Security	Shares	Value

United States (continued)
Yum! Brands Inc.	6,064	$610,463
Zebra Technologies Corp., Class A(a)	1,258	315,683
Zillow Group Inc., Class C, NVS(a)(b)	3,138	122,853
Zimmer Biomet Holdings Inc.	3,827	555,987
Zoetis Inc.	9,580	1,154,582

		521,158,607

Total Common Stocks — 99.4% (Cost: $733,833,007)		825,964,359

Preferred Stocks

Germany — 0.2%
Henkel AG & Co. KGaA, Preference Shares, NVS	3,997	422,552
Porsche Automobil Holding SE, Preference Shares, NVS	3,576	264,884
Sartorius AG, Preference Shares, NVS	1,326	279,690
Volkswagen AG, Preference Shares, NVS	3,992	772,389

		1,739,515

United Kingdom — 0.0%
Rolls Royce Holdings PLC, Preference Shares, NVS(a)(f)	1,458,982	1,887

Total Preferred Stocks — 0.2% (Cost: $1,726,659)		1,741,402

Rights

United States — 0.0%
DISH Network Corp., (Expires 12/09/19)(a)	284	193

Total Rights — 0.0% (Cost: $0)		193

Short-Term Investments

Money Market Funds — 1.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.82%(e)(g)(h)	12,357,812	12,362,756
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.57%(e)(g)	1,154,000	1,154,000

		13,516,756

Total Short-Term Investments — 1.6% (Cost: $13,516,507)		13,516,756

Total Investments in Securities — 101.2% (Cost: $749,076,173)		841,222,710

Other Assets, Less Liabilities — (1.2)%		(9,670,624)

Net Assets — 100.0%		$831,552,086

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(e)	Affiliate of the Fund.
(f)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(g)	Annualized 7-day yield as of period-end.
(h)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Schedule of Investments (unaudited) (continued) November 30, 2019	iShares® MSCI World ETF

Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended November 30, 2019, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 08/31/19	Shares Purchased		Shares Sold		Shares Held at 11/30/19	Value at 11/30/19	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	7,820,010	4,537,802	(a)	—		12,357,812	$12,362,756	$12,540	(b)	$(166)	$(1,194)
BlackRock Cash Funds: Treasury, SL Agency Shares	1,335,000	—		(181,000	)(a)	1,154,000	1,154,000	7,127		—	—
BlackRock Inc.	1,811	350		—		2,161	1,069,501	5,976		—	144,027

							$14,586,257	$25,643		$(166)	$142,833

(a)	Net of purchases and sales.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Euro STOXX 50 Index	16	12/20/19	$653	$4,979
FTSE 100 Index	4	12/20/19	381	4,547
S&P 500 E-Mini Index	15	12/20/19	2,358	71,313
TOPIX Index	2	12/12/19	310	(647)

				$80,192

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of November 30, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$825,958,702	$5,657	$—	$825,964,359
Preferred Stocks	1,739,515	—	1,887	1,741,402
Rights	193	—	—	193
Money Market Funds	13,516,756	—	—	13,516,756

	$841,215,166	$5,657	$1,887	$841,222,710

Derivative financial instruments(a)
Assets
Futures Contracts	$80,839	$—	$—	$80,839
Liabilities
Futures Contracts	(647)	—	—	(647)

	$80,192	$—	$—	$80,192

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Schedule of Investments (unaudited) (continued) November 30, 2019	iShares® MSCI World ETF

Portfolio Abbreviations — Equity

ADR	American Depositary Receipt

NVS	Non-Voting Shares

SDR	Swedish Depositary Receipt